FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 103,303	$ 61,083	$ 23,368
Other Investments	11,200	4,767	69
Accounts payable and accrued liabilities	31,991	27,764
Loans payable	10,494	$ 9,672	$ 8,875
Financial assets at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0
Other Investments	11,200
Trade and other receivables	4,751
Total financial assets	15,951
Financial assets at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	103,303
Other Investments	0
Trade and other receivables	9,711
Total financial assets	113,014
Financial liabilities at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	5,795
Loans payable	0
Total financial liabilities	5,795
Financial liabilities at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	26,196
Loans payable	10,494
Total financial liabilities	36,690
Carrying value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	103,303
Other Investments	11,200
Trade and other receivables	14,462
Total financial assets	128,965
Accounts payable and accrued liabilities	31,991
Loans payable	10,494
Total financial liabilities	42,485
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	103,303
Other Investments	11,200
Trade and other receivables	14,462
Total financial assets	128,965
Accounts payable and accrued liabilities	31,991
Loans payable	10,494
Total financial liabilities	$ 42,485